UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    ROBERT BENDER & ASSOCIATES
Address: 525 STARLIGHT CREST DRIVE
         LA CANADA CA 91011



13F File Number: 28-3386__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    ROBERT BENDER
Title:   PRESIDENT____
Phone:   818-790-6795_
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      39
Form 13F Information Table Value Total:       $593,983


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ADVANCED FIBRE COMMUNICATIONS  COM              00754A105     2505    56050 SH       DEFINED                     0        0    56050
AMERICA ONLINE INC DEL         COM              02364J104    16013   211042 SH       DEFINED                  1360        0   209682
BED BATH & BEYOND INC          COM              075896100    13083   376480 SH       DEFINED                  1500        0   374980
BROADVISION INC                COM              111412102    53601   315185 SH       DEFINED                  2070        0   313115
BROCADE COMMUNICATIONS      DT COM              111621108     4630    26160 SH       DEFINED                     0        0    26160
CBT GROUP PUB LTD                 SPONSORED ADR 124853300    13201   394069 SH       DEFINED                  1280        0   392789
CDW COMPUTER CENTERS INC.      COM              125129106    18176   231177 SH       DEFINED                   830        0   230347
CIENA CORP                     COM              171779101     8468   147270 SH       DEFINED                  1590        0   145680
CISCO SYSTEMS INC              COM              17275R102    73866   689531 SH       DEFINED                  1105        0   688426
DOUBLECLICK INC                COM              258609304    40921   161704 SH       DEFINED                   672        0   161032
ELAN CORP PLC ADR              COM              284131208      874    29620 SH       DEFINED                     0        0    29620
ELCOR CORPORATION              COM              284443108      469    15570 SH       DEFINED                     0        0    15570
FASTENAL COMPANY               COM              311900104     3499    77857 SH       DEFINED                     0        0    77857
FORRESTER RESEARCH INC         COM              346563109     5790    84065 SH       DEFINED                     0        0    84065
GARTNER GROUP INC CL A         COM              366651107      370    24240 SH       DEFINED                     0        0    24240
GENESYS TELECOMMUNICATIONS LAB COM              371931106    12559   232582 SH       DEFINED                  1870        0   230712
HOME DEPOT INC                 COM              437076102    23519   342099 SH       DEFINED                  1470        0   340629
JDS UNIPHASE CORP              COM              46612J101     4218    26146 SH       DEFINED                     0        0    26146
KOHLS CORP                     COM              500255104    16522   228870 SH       DEFINED                   680        0   228190
LEGATO SYSTEMS                 COM              524651106    24215   351903 SH       DEFINED                  1360        0   350543
MEDTRONIC INC                  COM              585055106     3419    93828 SH       DEFINED                     0        0    93828
MICROSOFT CORP                 COM              594918104    18756   160654 SH       DEFINED                   480        0   160174
NETWORK APPLIANCE INC          COM              64120L104    44965   541337 SH       DEFINED                  1240        0   540097
ORACLE CORP                    COM              68389X105    39920   356228 SH       DEFINED                  1370        0   354858
P COM INC                      COM              693262107     3824   432387 SH       DEFINED                  1460        0   430927
PAYCHEX INC                    COM              704326107     1766    44137 SH       DEFINED                  1535        0    42602
QUALCOMM INC                   COM              747525103    34058   193376 SH       DEFINED                  1360        0   192016
QUINTILES TRANSNATIONAL CORP   COM              748767100     7496   401114 SH       DEFINED                  1500        0   399614
RESTORATION HARDWARE INC       COM              760981100       68    10000 SH       DEFINED                     0        0    10000
SAPIENT CORP                   COM              803062108     3125    22170 SH       DEFINED                     0        0    22170
SAWTEK INC                     COM              805468105    26339   395705 SH       DEFINED                  1300        0   394405
SMALL WORLDWIDE PLC            COM              83168P108     1862   225725 SH       DEFINED                  1000        0   224725
STAPLES, INC.                  COM              855030102     2341   112805 SH       DEFINED                     0        0   112805
STARBUCKS CORPORATION          COM              855244109     6021   248286 SH       DEFINED                  2100        0   246186
SYNOPSYS INC.                  COM              871607107    10968   164309 SH       DEFINED                  1050        0   163259
WATSON PHARMACEUTICALS         COM              942683103     9681   270320 SH       DEFINED                  1760        0   268560
WHITTMAN HART INC.             COM              966834103     3237    60355 SH       DEFINED                     0        0    60355
ZORAN CORP                     COM              98975F101      899    16130 SH       DEFINED                     0        0    16130
CHECK POINT SOFTWARE           COM              M22465104    38739   194914 SH       DEFINED                   880        0   194034